Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
10. Goodwill:

Changes in the carrying amount of goodwill are as follows:

	December 31,
	2023	2022
Balance, beginning of year	$2,958	$3,121
Impact of foreign exchange changes	108	(163)
Balance, end of year	$3,066	$2,958

Goodwill of $3,066 (December 31, 2022 - $2,958), relates to the acquisition of Westport Fuel Systems Netherlands Holding B.V. (formerly known as Prins Autogassystemen Holding B.V.) in 2014. The Company completed its annual assessment of impairment and concluded that goodwill of $3,066 related to the independent aftermarket business segment was not impaired as at December 31, 2023.